Finance costs and finance income - Additional information (Details)	12 Months Ended
	Dec. 31, 2025	Aug. 18, 2014
Finance Cost and Finance Income [Line Items]
Royalty rate	1.50%
Minera Gold Fields Peru S.A
Finance Cost and Finance Income [Line Items]
Percentage of voting equity interests acquired		51.00%